Share-Based Compensation - Summary of Unvested Number of Shares for the Share Based Compensation of Board Members (Details) - Outstanding RSUs	12 Months Ended
	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards	44,996
Granted (shares)	22,750	[1]
Vested (shares)	(44,996)	[2]
Forfeited (shares)	(3,250)
Number of awards	19,500

[1]	*Granted on May 22, 2024
[2]

**The vested shares were granted to Board members in 2022 and 2023 and were subject to the condition of tenure until the date of approval of the financial statements of the Company as at December 31, 2023. The vested shares were awarded to the beneficiaries on June 10, 2024.